Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of PPE

2025 [A]

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other	Total
Cost
At January 1	7,214	273,025	103,907	46,600	430,746
Additions	985	13,095	5,292	4,451	23,823
Sales, retirements and other movements [B]	(1,707)	(13,489)	(1,494)	(3,395)	(20,085)
Currency translation differences	138	4,288	3,404	2,624	10,454
At December 31	6,630	276,919	111,109	50,280	444,938
Depreciation, depletion and amortisation, including impairments
At January 1	3,106	170,846	53,101	18,474	245,527
Charge for the year [C]	66	14,328	6,412	3,488	24,294
Sales, retirements and other movements [B]	(598)	(11,750)	(2,368)	(1,814)	(16,530)
Currency translation differences	76	2,869	2,476	1,149	6,570
At December 31	2,650	176,293	59,621	21,297	259,861
Carrying amount at December 31	3,980	100,626	51,488	28,983	185,077
[A]Includes right-of-use assets under leases. (See Note 22).
[B]Includes the reclassification of assets classified as held for sale. (See Note 19).
[C]Includes impairment losses and reversals. (See Note 13).
12. Property, plant and equipment continued

2024 [A]

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other	Total
Cost
At January 1	8,635	285,670	113,069	47,696	455,070
Additions	1,174	12,835	8,256	4,181	26,446
Sales, retirements and other movements [B]	(2,390)	(22,324)	(15,636)	(3,430)	(43,780)
Currency translation differences	(205)	(3,156)	(1,782)	(1,847)	(6,990)
At December 31	7,214	273,025	103,907	46,600	430,746
Depreciation, depletion and amortisation, including impairments
At January 1	3,323	174,973	63,826	18,113	260,235
Charge for the year [C]	159	15,004	6,652	3,739	25,554
Sales, retirements and other movements [B]	(243)	(17,540)	(16,096)	(2,618)	(36,497)
Currency translation differences	(133)	(1,591)	(1,281)	(760)	(3,765)
At December 31	3,106	170,846	53,101	18,474	245,527
Carrying amount at December 31	4,108	102,179	50,806	28,126	185,219
[A]Includes right-of-use assets under leases. (See Note 22).
[B]Includes the reclassification of assets classified as held for sale. (See Note 19).
[C]Includes impairment losses and reversals. (See Note 13).

Summary of capitalised exploration drilling costs

	$ million
	2025	2024	2023
At January 1	2,054	3,136	2,911
Additions pending determination of proved reserves	842	1,104	1,967
Amounts charged to expense	(377)	(1,622)	(868)
Reclassifications to productive wells on determination of proved reserves	(265)	(333)	(874)
Other movements [A]	(110)	(231)	—
At December 31	2,144	2,054	3,136
[A] Includes the reclassification of assets classified as held for sale. (See Note 19).

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	14	727	32	727
Between 6 and 10 years	8	702	15	644
Between 11 and 15 years	8	157	12	183
Between 16 and 20 years	5	96	7	128
Total	35	1,682	66	1,682